Other Stock Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	66,000
Dividend Reinvestment And Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount shareholders can partake in the DRIP plan	$ 40,000
Number of shares issued under the Dividend Reinvestment and Stock Purchase Plan	7	24,905	25,077
Shares of stock available for issuance under the DRIP Plan	366,808
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of monthly retainer fee paid in shares of common stock	40.00%
Value of shares issued under the plan	73,200	95,667	97,133
Stock vested during the period, fair market value	0	0	161,338
Shares available for issuance	78,318
Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares issued under the plan	$ 78,841	$ 72,580	$ 30,763
Shares available for issuance	10,905
Percentage of officers' annually salary expected to be held in company stock	50.00%
Minimum percentage of performance bonus in stock	50.00%
Shares issued under the plan	4,098	4,022	1,640
Minimum [Member] | Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of officers' annually salary expected to be held in company stock	50.00%